UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31,2007


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:		BNP Paribas, SA
Address:	16 Boulevard des Italiens
		Paris, France 75009



13F File Number:  028-04059



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     Fred Hoevenaar
Title:    Managing Director, Compliance
Phone:    (212) 841-3031
Signature ,Place, and Date of Signing:
Fred Hoevenaar
New York, NY
February 13, 2008


Report Type (Check only one.):


[  ]        13F HOLDINGS REPORT.  (Check here if all holdings of
            this reporting manager are reported in this report.)


[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
028 - 05228	BNP Paribas Asset Management S.A.S.
028 - 10038	BNP Paribas Arbitrage, SA
028 - 10283	BNP Paribas Securities Corp.
028 - 00898	Bank of the West
028 - 04029	Bancwest Corp.(formerly First Hawaiian Bank)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.